Concession Financial and Sector Assets and Liabilities	12 Months Ended
Dec. 31, 2018
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Concession Financial and Sector Assets and Liabilities

15. CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES

Concession financial assets	2018	2017
Financial assets (15.1)
Distribution concessions	396	371
Indemnifiable receivable – Transmission (15.2)	1,296	1,928
Transmission concessions (15.3)	—	547
Indemnifiable receivable – Generation (15.4)	816	1,901
Concession grant fee – Generation concessions (15.5)	2,409	2,337

	4,917	7,084

Concession sector assets	2018	2017
Amounts receivable from Parcel A (CVA) and Other Financial Components (15.6)	1,081	369

Total	5,998	7,453

Current assets	1,071	848
Non-current assets	4,927	6,605

Concession sector liabilities	2018	2017
Amounts payable from Parcel A (CVA) and Other Financial Components (15.6)	—	415
Current liabilities	—	415

The changes in concession financial assets related to infrastructure are as follows:

	Transmission	Generation	Distribution	Total
Balances at December 31, 2016	2,287	2,800	216	5,303

Additions	25	—	—	25
Transfers of indemnity – plants not renewed	—	1,082	—	1,082
Amounts received	(264)	(232)	—	(496)
Transfers between PP&E, Financial assets and Intangible assets	2	—	146	148
Monetary updating	224	317	—	541
Adjustment of expectation of cash flow from the Concession financial assets	54	—	9	63
Disposals	(2)	—	—	(2)
Adjustment of BRR of Transmission Assets	149	—	—	149
Adjustment on indemnities of plants not renewed (Ministerial Order 291) – including financial updating	—	271	—	271

Balances at December 31, 2017	2,475	4,238	371	7,084

Effects of first-time adoption of IFRS (15.1, 15.3)	(1,092)			(1,092)
Amounts received	(249)	(1,389)		(1,638)
Transfers between PP&E and concession contract assets	—		27	27
Others transfers	—	(1)	(1)	(2)
Monetary updating	162	377	—	539
Disposals	—	—	(1)	(1)

Balances at December 31, 2018	1,296	3,225	396	4,917

15.1	Distribution – Financial assets

The energy and gas distribution concession contracts are within the scope of IFRIC 12. The financial assets under these contracts refer to the investments made in infrastructure for which the residual value will paid by grantor at the end of the concession period and they are measured at fair value through profit or loss.

15.2	Transmission – Indemnifiable receivable

On August 16, 2016, the regulator homologated the amount of R$ 892 as of November 2012, for the portion of the residual value of assets to be indemnify to the Company. Such amount was recorded as a financial asset, with specific maturity and interest rate, in accordance with its characteristics.

The amount of the indemnity receivable, updated to December 31, 2018, of R$1,296 (R$1,928 on December, 31, 2017) is classified as a financial asset, at amortized cost, in accordance with IFRS 9, as follows:

•	Portion of remuneration and depreciation not paid since the extensions of concessions

An amount of R$ 937 (R$993 in 2017), corresponding to remuneration and depreciation not paid since the extension of the concessions, until the tariff adjustment of 2017, which will be inflation adjusted using the IPCA (Expanded National Customer Price) index and remunerated at the weighted average cost of capital of the transmission segment as defined by the regulator for the periodic tariff review, to be paid over a period of eight years through the RAP, since July of 2017.

•	Residual Value of transmission assets – injunction awarded to industrial customers

On April 10, 2017, a preliminary injunction was granted to the Brazilian Large Free Customers’ Association (Associação Brasileira de Grandes Consumidores Livres), the Brazilian Auto Glass Industry Technical Association (Associação Técnica Brasileira das Indústrias Automáticas de Vidro) and the Brazilian Ferro-alloys and Silicon Metal Producers’ Association (Associação Brasileira dos Produtores de Ferroligas e de Silicio Metálico) in their legal action against the regulator and the Federal Government requesting suspension of the effects on their tariffs of payment of the residual value of the Existing Basic Network System (RBSE).

The preliminary injunction was partial, with effects related to suspension of the inclusion in the customer tariffs paid by these associations of the portion of the indemnity corresponding to the remuneration at cost of capital included since the date of extension of the concessions – amounting to R$359 at December 31, 2018 (R$316 at December 31, 2017, inflation-adjusted by the IPCA index.

In compliance with the court decision, the regulator, presented a new calculation, excluding the amounts that refer to the cost of own capital. The Company and its subsidiary Cemig GT believe that this is a provisional decision, and that its right to receive the amount referring to the assets of RBSE is guaranteed by law, so that no adjustment to the amount recorded at December 31, 2018 is necessary.

•	Adjustment of the BRR of Transmission Assets

The regulator (Aneel), accepted Cemig GT’s claim for inclusion of certain conducting cables in the tariff calculation, and calculated the differences between the revenue amounts ratified in the tariff reviews of June 23, 2009 and June 8, 2010. The new amounts, calculated to include the value of these cables in the Remuneration Assets Base (Base de Remuneração de Ativos, or BRR), for the period from July 2005 through December 2012, resulted in a credit of R$ 149 when updated to currency of July 2017, and Cemig GT received this amount in twelve months, through RAP, from July 2017 to June 2018.

15.3	Transmission – Assets remunerated by tariff

Assets linked to transmission infrastructure, in the amount of R$ 1,092, were recognized as from 2018 as contract assets, as required by IFRS 15. Until December, 31, 2017, these assets were classified as financial assets under the criteria of IFRIC 12, as described in Note 16 – Concession contract assets.

15.4	Generation – Indemnity receivable

As from August 2013, with the extinction of the concession for various plants operated by Cemig GT under Concession Contract 007/1997, the subsidiary has a right to receive an amount corresponding to the residual value of the infrastructure assets, as specified in the concession contract. These balances are recognized in financial assets, at fair value through profit or loss, and totaled R$ 816 on December 31, 2018 (R$ 816 on December 31, 2017).

Generation plant	Concession expiration date	Installed capacity (MW)	Net balance of assets based on historical cost	Net balance of assets based on fair value (replacement cost)
Lot D
UHE Três Marias	July 2015	396	72	413
UHE Salto Grande	July 2015	102	11	39
UHE Itutinga	July 2015	52	4	7
UHE Camargos	July 2015	46	8	23
PCH Piau	July 2015	18.01	1	9
PCH Gafanhoto	July 2015	14	1	10
PCH Peti	July 2015	9.4	1	8
PCH Dona Rita	Sep. 2013	2.41	1	1
PCH Tronqueiras	July 2015	8.5	2	12
PCH Joasal	July 2015	8.4	1	8
PCH Martins	July 2015	7.7	2	4
PCH Cajuru	July 2015	7.2	4	4
PCH Paciência	July 2015	4.08	1	4
PCH Marmelos	July 2015	4	1	4
Others
UHE Volta Grande	Feb. 2017	380	26	70
UHE Miranda (1)	Dec. 2016	408	27	23
UHE Jaguara (1)	Aug. 2013	424	40	174
UHE São Simão (1)	Jan. 2015	1,710	1	3

		3,601.70	204	816

(1)

Investments made after the Jaguara, São Simão and Miranda plants came into operation, in the amounts of R$174, R$3 and R$ 23, respectively, are recorded as concession financial assets, and the determination of the final amounts to be paid to Cemig GT is in a process of discussion with the regulator (Aneel). Management does not expect losses in realization of these amounts.

As specified by the regulator (Aneel), the valuation reports that support the amounts to be received by the Company in relation to the residual value of the plants, previously operated by Cemig GT, that were included in Lot D and for the Volta Grande plant have been submitted to the regulator. The Company does not expect any losses in the realization of these amounts.

Miranda and São Simão plants – Basic plans

On August 31, 2018 the subsidiary Cemig GT received indemnity, of R$ 1,139 for the basic plan construction of the São Simão and Miranda plants. This amount had been inflation-adjusted by the Selic rate up to the date of its receipt.

Plant	Miranda	São Simão	Total
Residual value of assets on 2017 based on deemed cost	610	203	813
Adjustment regarding MME Order 291/17	174	41	215

Amounts based on MME Order 291/17	784	244	1,028
Monetary adjustment	25	31	56

Residual value of assets of Basic Plans at Dec. 31, 2017	809	275	1,084
Monetary adjustment (1)	42	13	55
Amounts received	(851)	(288)	(1,139)

Residual value of assets of Basic Plan at Dec. 31, 2018	—	—	—

(1)	Inflation adjustment, net of transfers, of R$ 323

15.5	Concession grant fee – Generation concessions

The concession grant fee paid by the Company for a 30-year concession contract related to 18 hydroelectric plants for an amount of R$ 2,216. The amount of the concession fee was recognized as a financial asset measured at amortized cost, as the Company has an unconditional right to receive the amount paid, updated by the IPCA Index and remuneratory interest (the total amount of which is equal to the internal rate of return on the project), during the period of the concession. Of the energy produced by these plants, 70% is sold in the Regulated Market (ACR) and 30% in the Free Market (ACL).

The changes in concession financial assets are as follows:

SPE	Plants	2017	Monetary updating	Amounts received	2018
Cemig Geração Três Marias S.A.	Três Marias	1,330	174	(134)	1,370
Cemig Geração Salto Grande S.A.	Salto Grande	417	55	(42)	430
Cemig Geração Itutinga S.A.	Itutinga	156	23	(18)	161
Cemig Geração Camargos S.A.	Camargos	116	17	(13)	120
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência e Piau	152	24	(19)	157
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade e Tronqueiras	103	18	(14)	107
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto e Martins	63	11	(10)	64

Total		2,337	322	(250)	2,409

SPE	Plants	2016	Monetary updating	Amounts received	2017
Cemig Geração Três Marias S.A.	Três Marias	1,283	172	(125)	1,330
Cemig Geração Salto Grande S.A.	Salto Grande	403	54	(40)	417
Cemig Geração Itutinga S.A.	Itutinga	150	23	(17)	156
Cemig Geração Camargos S.A.	Camargos	112	17	(13)	116
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência, Piau	147	23	(18)	152
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade, Tronqueiras	99	17	(13)	103
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto, Martins	60	11	(8)	63

Total		2,254	317	(234)	2,337

Sector assets and liabilities

15.6	Account for compensation of variation of parcel A items (CVA) and Other financial components

The Amendment that extended concession period of Cemig D guarantees that, in the event of termination of the concession contract, for any reason, the remaining balances (assets and liabilities) of any shortfall in payment or reimbursement through the tariff must also be paid by the grantor. The balances on (i) the CVA (Compensation for Variation of Parcel A items) Account, (ii) the account for Neutrality of

Sector Charges, and (iii) Other financial components in the tariff calculation, refer to the positive and negative differences between the estimate of the Company’s non-manageable costs and the payments actually made. The variations are subject to monetary adjustment using the Selic rate and considered in the subsequent tariff adjustments.

The balance of these sector financial assets and liabilities, which are presented at net value, in assets or liabilities, in accordance with the tariff adjustments that have been authorized or are to be ratified, are as follows:

	2018			2017
Balance sheet	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total
Assets	1,184	2,545	3,729	382	2,331	2,713
Current assets	1,184	1,505	2,689	382	1,379	1,761
Non-current assets	—	1,040	1,040	—	952	952
Liabilities	(1,140)	(1,509)	(2,649)	(797)	(1,962)	(2,759)
Current liabilities	(1,140)	(902)	(2,042)	(797)	(1,221)	(2,018)
Non-current liabilities	—	(607)	(607)	—	(741)	(741)

Total current, net	44	603	647	(415)	158	(257)

Total non-current, net	—	433	433	—	211	211

Total, net	44	1,036	1,080	(415)	369	(46)

	2018			2017
Financial components	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total
Items of ‘Parcel A’
Energy Development Account (CDE) quota	1	220	221	(154)	(90)	(244)
Tariff for use of transmission facilities of grid participants	24	(6)	18	9	24	33
Tariff for transport of Itaipu supply	2	16	18	2	2	4
Alternative power source program (Proinfa)	3	5	8	(5)	1	(4)
ESS/EER System Service/Energy Charges	(246)	(287)	(533)	(40)	(587)	(627)
Energy bought for resale (1)	667	1,402	2,069	(91)	1,327	1,236
Other financial components
Over contracting of supply	(204)	(13)	(217)	8	(211)	(203)
Neutrality of Parcel A	53	(15)	38	(30)	73	43
Other financial items	(236)	(212)	(448)	(112)	—	(112)
Tariff Flag balances (2)	—	(11)	(11)	—	(134)	(134)
Excess demand and reactive power	(21)	(62)	(83)	(2)	(36)	(38)

TOTAL	43	1,037	1,080	(415)	369	(46)

(1)

The amount of the CVA for energy supply constituted in 2018 after the Tariff Review, for inclusion in the tariff adjustment of 2019, is due mainly to the increased expenses on purchase of energy and coverage of hydrological risk, in view of the increase in the price of energy in the wholesale market, and operation of the thermoelectric plants due to the low level of reservoirs.

(2)	Billing arising from the ‘Flag’ Tariff System not yet homologated by the regulator (Aneel).

Changes in balances of financial assets and liabilities:

Balance at December 31, 2015	1,350
Net constitution of financial liabilities	(858)
Amortization	(597)
Payments from the Flag Tariff Centralizing Account	(341)
Transfer	(165)
Updating – Selic rate	204

Balance at December 31, 2016	(407)
Additions	811
Amortization	177
Payments from the Flag Tariff Centralizing Account	(586)
Updating – Selic rate	(41)

Balance at December 31, 2017	(46)

Additions (1)	1,638
Amortization	335
Others – R&D Reimbursement (2)	(115)
Payments from the Flag Tariff Centralizing Account	(794)
Updating – Selic rate (Note 30)	62

Balance at December 31, 2018	1,080

(1)

The CVA asset recognized in the period is mainly due to higher difference in 2018 between actual costs of energy and the estimate figures used for future cost of energy in the tariff calculation (this difference generates a financial asset to be reimbursed to the Company through the next tariff adjustment).

(2)

Refers to reimbursement of the additional tax collected, of 0.3% of net operating revenue passed through to energy tariffs and paid to the National Treasury from January 2010 to December 2012. The aim of this collection was to reimburse states and municipalities for any loss of ICMS tax revenue, applying to fossil fuels used in the generation of energy in the 24 months following connection of the related isolated systems to the National Grid.

Payments from the Flag Tariff Centralizing Account

The ‘Flag Account’ (Conta Centralizadora de Recursos de Bandeiras Tarifárias – CCRBT or ‘Conta Bandeira’) manages the funds that are collected from captive customers of distribution concession and permission holders operating in the national grid, and are paid, on behalf of the CDE, directly to the Flag Account. The resulting funds are passed through by the Wholesale Trading Chamber (CCEE) to distribution agents, based on the difference between the realized amounts of costs of thermal generation and the exposure to short term market prices, and the amount covered by the tariff in force.

Pass-throughs of funds from the Flag Account in 2018 totaled R$ 794 (R$586 in 2017 and R$341 in 2016) and were recognized as a partial realization of the CVA receivable previously constituted.